UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Quarter Ended: March 31, 2012

Institutional Investment Manager Filing this Report:
Name: 		Arlington Partners LLC
Address: 	2000 Morris Avenue, Suite 1300
		Birmingham, AL 35203

Form 13F File Number: 28-12345

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:		Sharon D. Taylor
Title:		Compliance Officer
Phone:		205-488-4300

Signature, Place, and Date of Signing:
/s/ Sharon D. Taylor	Birmingham, AL	April 25, 2012

Report Type:
		[X]	13F HOLDINGS REPORT
		[   ]	13F NOTICE
		[   ]	13F COMBINATION REPORT

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FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:	0
Form 13F Information Table Entry Total:	43
Form 13F Information Table Value Total:	$29,635
						(thousands)

List of Other Included Managers:		NONE
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FORM 13F INFORMATION TABLE

NAME OF ISSUER		TITLE 	CUSIP		VALUE	SHARES	SH/	PUT/ 	INVST	OTHER	VOTING AUTHORITY
			OF CLASS		(X$1000)	PRN	CALL	DISCR	MNGRS	SOLE	SHARED	NONE
AT&T INC		COM	00206R102	232	7459	SH		SOLE	NONE			7459
APPLE INC		COM	037833100	833	1391	SH		SOLE	NONE			1391
AMERICAN CAPITAL LTD	COM	02503Y103	105	12097	SH		SOLE	NONE			12097
AUTOMATIC DATA PROCESS	COM	053015103	205	3724	SH		SOLE	NONE			3724
BANCO BILBAO VIZCAYA A	COM	05946K101	102	12857	SH		SOLE	NONE			12857
BANK OF AMERICA		COM	060505104	529	55282	SH		SOLE	NONE			55282
BERKSHIRE HATHAWAY INC	COM	084670702	506	6238	SH		SOLE	NONE			6238
CHEVRON CORPORATION	COM	166764100	268	2500	SH		SOLE	NONE			2500
CISCO SYSTEMS		COM	17275R102	405	19179	SH		SOLE	NONE			19179
CONOCOPHILLIPS		COM	20825C104	217	2864	SH		SOLE	NONE			2864
CUMBERLAND PHARMA	COM	230770109	1208	161075	SH		SOLE	NONE			161075
ENTERPRISE PRODS PARTNR	COM	293792107	504	10000	SH		SOLE	NONE			10000
EXXON MOBIL CORP	COM	30231G102	300	3461	SH		SOLE	NONE			3461
GENERAL ELECTRIC	COM	369604103	215	10745	SH		SOLE	NONE			10745
GREENLIGHT CAPITAL RE	COM	G4095J109	1524	61885	SH		SOLE	NONE			61885
INTL BUS MACHINES	COM	459200101	308	1480	SH		SOLE	NONE			1480
JPMORGAN CHASE ALERIAN	COM	46625H365	259	6631	SH		SOLE	NONE			6631
JOHNSON & JOHNSON	COM	478160104	698	10594	SH		SOLE	NONE			10594
MICROSOFT CORP		COM	594918104	393	12201	SH		SOLE	NONE			12201
PENGROWTH ENERGY TRUST	COM	706902509	 94	10000	SH		SOLE	NONE			10000
PEPSICO INC		COM	713448108	297	4485	SH		SOLE	NONE			4485
PFIZER INC		COM	717081103	543 	23980 	SH		SOLE	NONE			23980
PLATFORMS WIRELESS INTL	COM	72765A101		20000	SH		SOLE	NONE			20000
POWERSHARES DB GOLD DOU	COM	25154H749	1595	30000	SH		SOLE	NONE			30000
PROCTOR & GAMBLE CO	COM	742718109	303	4513	SH		SOLE	NONE			4513
PROGRESS ENERGY INC	COM	743263105	345	6500	SH		SOLE	NONE			6500
PROSHARES ULTRA SHORT	COM	74347R883	226	15000	SH		SOLE	NONE			15000
REGIONS FINL CORP NEW	COM	7591EP100	172 	26158 	SH		SOLE	NONE			26158
SCANA CORP NEW		COM	80589M102	766	16805	SH		SOLE	NONE			16805
SECURITY BK CORP COM	COM	814047106	 	21292 	SH		SOLE	NONE			21292
SPDR GOLD TRUST ETF	COM	78463V107	741	4571	SH		SOLE	NONE			4571
SPDR S&P DIVIDEND	COM	78464A763	451	7976	SH		SOLE	NONE			7976
TIME WARNER INC NEW	COM	887317303	603	15997	SH		SOLE	NONE			15997
TIME WARNER CABLE	COM	88732J207	881	10820	SH		SOLE	NONE			10820
TORCHMARK CORP		COM	891027104	605	12137 	SH		SOLE	NONE			12137
VANGUARD DIVD APPRE IND	COM	921908844	6773	115685	SH		SOLE	NONE			115685
VANGUARD INTL EQ INDEX	COM	922042858	2063	47475	SH		SOLE	NONE			47475
VANGUARD TOTAL BD MKT	COM	921937835	3250	39027	SH		SOLE	NONE			39027
WALMART STORES INC	COM	931142103	273	4468	SH		SOLE	NONE			4468
WASHINGTON MUTUAL INC	COM	939322103	 	10420 	SH		SOLE	NONE			10420
WELLS FARGO		COM	949746101	339	9944	SH		SOLE	NONE			9944
WILLIAMS CO		COM	969457100	308	10000	SH		SOLE	NONE			10000
WPX ENERGY INC		COM	98212B103	180	10000	SH		SOLE	NONE			10000


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